Shareholder Report, Line Graph (Details) 190471_GuidePath Conservative Allocation Fund_RS Class_TSR Annual {RS Shares} - USD ($)		12 Months Ended
	Mar. 13, 2026	Mar. 31, 2026
RS Shares
Account Value [Line Items]
Line Graph and Table Measure Name		GuidePath Conservative Allocation Fund RS Shares
Accumulated Value	$ 10,000	$ 9,965
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	$ 10,012
S&P Target Risk Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Conservative Index
Accumulated Value	$ 10,000	$ 9,987